INCOME TAXES	12 Months Ended
Nov. 30, 2020
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]
17. INCOME TAXES

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statement of operations and comprehensive loss for the years ended November 30, 2020, 2019, and 2018:

	2020	2019	2018

Net loss before tax and comprehensive loss	$(2,924,236)	$(4,612,286)	$(998,225)
Statutory tax rate	27.00%	27.00%	26.92%

Expected income tax (recovery)	$(789,544)	$(1,245,317)	$(268,689)
Non-deductible items and others	44,866	61,781	43,592
Goodwill impairment	—	186,864	—
Change in estimates	—	(214,745)	—
Change in deferred tax assets not recognized	744,678	965,938	213,774
Income tax expense (recovery)	$—	$(245,479)	$(11,323)

The unrecognized deductible temporary differences as at November 30, 2020 and 2019 are comprised of the following:

	2020	2019
Non-capital loss carry forwards	$3,819,983	$2,258,584
Net operating losses	2,291,555	1,426,074
Intangible assets	1,300,828	1,316,280
Others	206,771	188,156
Total unrecognized deductible temporary differences	$7,619,137	$5,189,094

Non-capital losses carryforward:

The Company has non-capital loss carryforwards and net operating losses, for which no deferred tax asset has been recognized of approximately $6,111,538 (2019: $3,684,658) which may be carried forward to apply against future income for Canadian and US income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry	2020
2031	$2,937
2032	73,161
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,350,798
2040	2,443,638
TOTAL	$6,111,538